INCOME TAX - Summary of Income Tax Provision (Detail) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Federal, Current
State and Local, Current
Federal, Deferred							(401,138)
State and Local, Deferred
Change in valuation allowance						$ 401,138	401,138
Income tax provision	$ (9,909)	$ 0	$ (9,909)	$ 0
Branded Online Inc dba Nogin [Member]
Federal, Current						0		$ 0	$ 0
State and Local, Current						1,000		190,000	25,000
Total						1,000		190,000	25,000
Federal, Deferred						371,000		0	0
State and Local, Deferred						803,000		0	0
Total			65,000			1,174,000		0	0
Change in valuation allowance						4,282,000	$ 4,282,000	3,240,000
Income tax provision			$ 65,000		$ (284,000)	$ 1,175,000		$ 190,000	$ 25,000